SUBSEQUENT EVENTS - Additional Information (Detail)	1 Months Ended
	Aug. 08, 2011 USD ($)	Aug. 08, 2011 CNY	Feb. 21, 2011 USD ($)	Feb. 21, 2011 CNY	Feb. 24, 2012 Dividend Declared USD ($)	Feb. 24, 2012 Dividend Declared CNY	Mar. 29, 2012 Dividend Paid [Member]	Apr. 05, 2012 Dividend Paid [Member]
Subsequent Event [Line Items]
Dividend declared	$ 721,309,505	4,539,849,894	$ 42,948,709	270,314,878	$ 71,000,000	447,000,000
Dividend Rate					$ 0.30
Dividend payable date							Mar. 29, 2012	Apr. 05, 2012